Income taxes	12 Months Ended
Dec. 31, 2021
Taxes Recoverable [Abstract]
Taxes Recoverable

9. Taxes Recoverable

	December 31, 2021	December 31, 2020

Income tax and Social contribution (i)	294,955	223,057
Social integration program (ii)	167,701	151,165
Value-added tax on sales and services (iii)	—	14,646
Other	6,834	107
	469,490	388,975

(i)	The increase is mainly related to withholding taxes from FIDC quotas redeemed in December 2021, amounted to R$409,084, representing withholding taxes of R$59,876
(ii)	Refers to Social Integration Program (PIS) and Social Contribution on Revenues (COFINS) recoverable on transaction activities and other services and purchase of POS devices.
(iii)	Refers to the Value-added Tax on Sales and Services (ICMS) due to purchases of POS devices, the decrease is related to tax impairment realized in December 2021, in the amount of R$24,476.